ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

                     Jasmin M. Ali

                    T +1 212 596 9604

                           jasmin.ali@ropesgray.com

July 29, 2019

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	DoubleLine Funds Trust (File No. 811-22378)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of DoubleLine Funds Trust (the “Trust”) pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), (2) Form N-1A and (3) Regulation S-T, is Amendment No. 81 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 81”), including the private placement memorandum, the statement of additional information, other information, the signature page, and exhibit relating to DoubleLine Selective Credit Fund (the “Fund”).

Amendment No. 81 is being filed for the purpose of adding certain information for the fiscal year ended March 31, 2019, and to make certain other non-material changes. It is intended that this Amendment No. 81 become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

The Fund constitutes one of sixteen series of the Trust. The Fund is offered through a standalone private placement memorandum and a statement of additional information. Other series of the Trust are offered through a separate prospectus and statement of additional information. It is intended that no information relating to any series of the Trust other than the Fund is amended or superseded hereby.

Please direct any questions regarding this filing to me at (212) 596-9604. Thank you for your attention in this matter.

Sincerely,

/s/ Jasmin M. Ali

Jasmin M. Ali

cc:	Adam D. Rossetti

Timothy W. Diggins

Jeremy C. Smith